UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: September 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO
FORM N-Q
SEPTEMBER 30, 2008

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited)	September 30, 2008

Face
Amount	Security	Value

MORTGAGE-BACKED SECURITIES — 42.1%
FHLMC — 6.7%
	Federal Home Loan Mortgage Corp. (FHLMC):
$138,655	5.779% due 2/1/37 (a)	$140,986
852,458	5.889% due 4/1/37 (a)	870,437
321,703	5.907% due 5/1/37 (a)	327,839
381,370	5.938% due 5/1/37 (a)	389,294
725,752	5.571% due 1/1/38 (a)	735,485
	Gold:
1,093,370	5.500% due 11/1/35-4/1/38	1,088,743
300,000	6.000% due 10/14/38 (b)	303,703

	TOTAL FHLMC	3,856,487

FNMA — 30.7%
	Federal National Mortgage Association (FNMA):
4,000,000	5.500% due 10/20/23 (b)	4,031,876
200,000	6.000% due 10/20/23-10/14/38 (b)	203,157
7,240	8.000% due 7/1/30-9/1/30	7,846
27,716	7.500% due 8/1/30-2/1/31	29,948
2,361,751	5.000% due 6/1/35-2/1/36	2,305,730
451,674	5.500% due 11/1/36	450,904
822,952	6.500% due 6/1/37	844,866
99,000	6.000% due 7/1/38	100,389
9,890,000	5.000% due 10/14/38 (b)	9,638,112

	TOTAL FNMA	17,612,828

GNMA — 4.7%
	Government National Mortgage Association (GNMA):
900,000	5.500% due 10/22/38 (b)	897,471
1,800,000	6.000% due 10/22/38 (b)	1,824,491

	TOTAL GNMA	2,721,962

	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost — $24,181,272)	24,191,277

ASSET-BACKED SECURITIES — 7.5%
Credit Card — 0.6%
430,000	Washington Mutual Master Note Trust, 2.518% due 9/15/13 (a)(c)	384,669

Home Equity — 6.8%
140,615	Accredited Mortgage Loan Trust, 3.447% due 9/25/35 (a)	130,048
494,972	ACE Securities Corp., 3.377% due 1/25/36 (a)	103,357
49,333	Amortizing Residential Collateral Trust, 5.007% due 8/25/32 (a)	6,733
464,636	Bear Stearns Asset-Backed Securities Trust, 3.557% due 9/25/34 (a)	433,676
91,512	Countrywide Asset-Backed Certificates, 4.457% due 6/25/34 (a)	41,151
	Countrywide Home Equity Loan Trust:
671,228	3.038% due 11/15/28 (a)	402,737
504,006	2.788% due 12/15/33 (a)(c)	226,803
599,897	First Horizon ABS Trust, 3.367% due 10/25/34 (a)	300,108
659,455	GMAC Mortgage Corp. Loan Trust, 3.957% due 2/25/31 (a)(c)	531,394
87,557	Green Tree Financial Corp., 7.070% due 1/15/29	86,217
211,972	GSAMP Trust, 3.307% due 1/25/36 (a)	53,519
434,682	Indymac Home Equity Loan Asset-Backed Trust, 3.377% due 4/25/36 (a)	118,269
802,698	Lehman XS Trust, 3.417% due 9/25/46 (a)(d)	355,723
56,769	Long Beach Mortgage Loan Trust, 3.347% due 11/25/35 (a)	56,288
397,745	SACO 1 Trust, 3.377% due 3/25/36 (a)	124,316
3,130	Sail Net Interest Margin Notes, 7.750% due 4/27/33 (c)(e)	0
See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value

Home Equity — 6.8% (continued)
$712,816	Securitized Asset Backed Receivables LLC, 3.437% due 2/25/37 (a)	$410,229
759,940	Washington Mutual Asset-Backed Certificates, 3.457% due 5/25/47 (a)	533,836

	Total Home Equity	3,914,404

Manufactured Housing — 0.1%
42,665	Mid-State Trust, 7.340% due 7/1/35	40,109

	TOTAL ASSET-BACKED SECURITIES
	(Cost —$7,585,327)	4,339,182

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.5%
612,294	American Home Mortgage Investment Trust, 5.294% due 6/25/45 (a)	341,653
810,000	Banc of America Commercial Mortgage Inc., 5.372% due 9/10/45 (a)	717,908
438,074	Banc of America Mortgage Securities, 4.801% due 9/25/35 (a)	398,983
137,500	Banc of America Mortgage Securities Inc., 5.169% due 12/25/34 (a)	122,057
857,146	Bear Steams Structured Products Inc., 3.807% due 9/27/37 (a)(c)(d)	855,054
125,000	Commercial Mortgage Asset Trust, 7.350% due 1/17/32 (a)	128,413
291,932	Commercial Mortgage Pass-Through Certificates, 5.447% due 7/16/34 (c)	287,654
	Countrywide Alternative Loan Trust:
449,138	3.418% due 7/20/35 (a)	299,173
526,029	3.537% due 11/20/35 (a)	336,799
537,960	3.477% due 1/25/36 (a)	339,201
614,679	3.417% due 7/25/46 (a)	327,993
359,378	Countrywide Home Loan, Mortgage Pass-Through Trust, 3.507% due 5/25/35 (a)	234,341
810,000	Credit Suisse Mortgage Capital Certificates, 5.609% due 2/15/39 (a)	728,594
307,417	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 4.941% due 8/25/35 (a)	274,355
	Downey Savings & Loan Association Mortgage Loan Trust:
354,817	3.240% due 3/19/45 (a)	230,734
502,450	3.775% due 3/19/46 (a)	276,348
502,450	3.775% due 3/19/47 (a)	142,570
5,889,125	First Union National Bank Commercial Mortgage, lO, 0.561% due 5/17/32 (a)(e)	80,328
329,962	GSR Mortgage Loan Trust, 5.300% due 10/25/35 (a)	254,328
	Harborview Mortgage Loan Trust:
348,164	3.430% due 11/19/34 (a)	260,028
417,795	3.380% due 1/19/35 (a)	288,662
778,390	3.240% due 11/19/36 (a)	467,957
259,413	lndymac Index Mortgage Loan Trust, 6.079% due 3/25/35 (a)(d)	153,054
143,034	Merit Securities Corp., 5.209% due 9/28/32 (a)(c)	99,405
	Merrill Lynch/Countrywide Commercial Mortgage Trust:
760,000	6.156% due 7/12/17 (a)	661,773
740,000	5.810% due 6/12/50 (a)	633,984
753,152	Morgan Stanley Mortgage Loan Trust, 5.797% due 3/25/36 (a)	483,798
225,697	RBSGC Mortgage Pass-Through Certificates, 3.657% due 1/25/37 (a)	173,163
242,538	Residential Accredit Loans Inc., 3.567% due 1/25/37 (a)	137,106
387,595	Sequoia Mortgage Trust, 3.562% due 6/20/33 (a)	359,841
467,644	Structured Adjustable Rate Mortgage Loan Trust, 3.527% due 10/25/35 (a)	291,782
	Structured Asset Mortgage Investments Inc.:
52,077	6.045% due 8/25/35 (a)	37,018
385,525	3.417% due 5/25/36 (a)	237,755
283,378	Structured Asset Securities Corp., 3.487% due 4/25/35 (a)	243,315
638,570	Thornburg Mortgage Securities Trust, 3.377% due 1/25/36 (a)	634,219
	Washington Mutual Inc.:
700,000	4.425% due 8/25/35 (a)	636,453
599,544	3.477% due 12/25/45 (a)	387,632
326,971	3.497% due 12/25/45 (a)	229,875
See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value

	Washington Mutual Mortgage Pass-Through Certificates:
$317,142	5.504% due 9/25/36 (a)	$286,199
819,414	3.665% due 7/25/47 (a)	204,854
237,442	Wells Fargo Mortgage Backed Securities Trust, 5.240% due 4/25/36 (a)	221,956

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost —$18,359,951)	13,506,315

COLLATERALIZED SENIOR LOAN — 0.4%
IT Services — 0.4%
248,750	First Data Corp., Term Loan, 5.355% due 10/15/14 (a)(c)
	(Cost — $239,837)	213,718

CONVERTIBLE BOND & NOTE — 0.1%
CONSUMER DISCRETIONARY — 0.1%
Automobiles — 0.1%
60,000	Ford Motor Co., Senior Notes, 4.250% due 12/15/36
	(Cost — $60,000)	39,825

CORPORATE BONDS & NOTES — 36.3%
Auto Components — 0.0%
	Visteon Corp., Senior Notes:
6,000	8.250% due 8/1/10	5,010
14,000	12.250% due 12/31/16 (c)	8,470

	Total Auto Components	13,480

Automobiles — 0.4%
	Ford Motor Co.:
	Debentures:
10,000	6.625% due 10/1/28	3,850
25,000	8.900% due 1/15/32	11,375
345,000	Notes, 7.450% due 7/16/31	150,075
	General Motors Corp., Senior Debentures:
160,000	8.250% due 7/15/23	63,600
5,000	8.375% due 7/15/33	2,025

	Total Automobiles	230,925

Diversified Consumer Services — 0.1%
	Service Corp. International, Senior Notes:
20,000	7.625% due 10/1/18	18,000
35,000	7.500% due 4/1/27	26,950

	Total Diversified Consumer Services	44,950

Hotels, Restaurants & Leisure — 0.5%
25,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	14,875
30,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	21,750
	MGM MIRAGE Inc.:
80,000	Notes, 6.750% due 9/1/12	63,000
70,000	Senior Notes, 7.625% due 1/15/17	50,750
	Station Casinos Inc.:
15,000	Senior Notes, 7.750% due 8/15/16	8,212
75,000	Senior Subordinated Notes, 6.500% due 2/1/14	22,500
125,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (c)	119,375

	Total Hotels, Restaurants & Leisure	300,462

See Notes to Schedule of Investments

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value

Media — 3.2%
$170,000	CCH 1 LLC/CCH 1 Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	$113,050
190,000	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11	123,500
325,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	341,172
100,000	Comcast Cable Communications Inc., Notes, 8.875% due 5/1/17	105,472
	Comcast Corp., Notes:
140,000	6.500% due 1/15/15	134,687
10,000	6.500% due 1/15/17	9,413
10,000	5.875% due 2/15/18	8,932
50,000	CSC Holdings Inc., Senior Notes, 6.750% due 4/15/12	46,063
48,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	29,880
81,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	80,392
75,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14	60,375
70,000	ldearc Inc., Senior Notes, 8.000% due 11/15/16	19,425
500,000	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09	504,052
290,000	Time Warner Inc., Senior Notes, 7.625% due 4/15/31	252,448
30,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (c)	23,850

	Total Media	1,852,711

Multiline Retail — 0.1%
25,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	21,063

	TOTAL CONSUMER DISCRETIONARY	2,463,591

CONSUMER STAPLES — 0.5%
Food & Staples Retailing — 0.3%
177,698	CVS Caremark Corp., Pass-Through Certificates, 6.943% due 1/10/30 (c)	168,727

Food Products — 0.2%
	Dole Food Co. Inc., Senior Notes:
100,000	7.250% due 6/15/10	88,500
27,000	8.875% due 3/15/11	22,815

	Total Food Products	111,315

	TOTAL CONSUMER STAPLES	280,042

ENERGY — 5.3%
Energy Equipment & Services — 0.1%
55,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	52,525

Oil, Gas & Consumable Fuels — 5.2%
290,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31	266,613
80,000	Anadarko Petroleum Corp., Senior Notes, 6.450% due 9/15/36	62,899
	Chesapeake Energy Corp., Senior Notes:
100,000	6.625% due 1/15/16	90,250
75,000	6.500% due 8/15/17	66,000
	Compagnie Generale de Geophysique SA, Senior Notes:
15,000	7.500% due 5/15/15	14,400
55,000	7.750% due 5/15/17	52,525
355,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	357,893
	El Paso Corp., Medium-Term Notes:
225,000	7.375% due 12/15/12	217,480
30,000	7.750% due 1/15/32	25,259
100,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	95,000
175,000	Gaz Capital SA, Notes, 8.625% due 4/28/34 (c)	163,625
100,000	Gazprom, Loan Participation Notes, 6.212% due 11/22/16 (c)	79,326
See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value

Oil, Gas & Consumable Fuels — 5.21% (continued)
	Hess Corp., Notes:
$20,000	7.875% due 10/1/29	$19,598
210,000	7.300% due 8/15/31	192,706
240,000	Intergas Finance BV, Bonds, 6.375% due 5/14/17 (c)	173,400
170,000	KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (c)	147,050
	Kinder Morgan Energy Partners LP, Senior Notes:
30,000	6.300% due 2/1/09	29,963
20,000	6.000% due 2/1/17	18,158
	OPT1 Canada Inc., Senior Secured Notes:
40,000	7.875% due 12/15/14	35,600
45,000	8.250% due 12/15/14	40,500
20,000	Peabody Energy Corp., Senior Notes, 6.875% due 3/15/13	19,400
	Pemex Project Funding Master Trust:
40,000	6.625% due 6/15/35 (c)	36,832
25,000	Senior Bonds, 6.625% due 6/15/35	23,020
190,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16	180,025
30,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (c)(e)(f)	3,150
20,000	Tennessee Gas Pipeline Co., Debentures, 7.625% due 4/1/37	17,851
75,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14 Williams Cos. Inc.:	64,125
130,000	Debentures, 7.500% due 1/15/31	118,600
	Notes:
55,000	7.875% due 9/1/21	55,110
174,000	8.750% due 3/15/32	178,862
	Senior Notes:
75,000	7.625% due 7/15/19	74,009
40,000	7.750% due 6/15/31	37,479
10,000	XTO Energy Inc., Senior Notes, 6.750% due 8/1/37	8,899

	Total Oil, Gas & Consumable Fuels	2,965,607

	TOTAL ENERGY	3,018,132

FINANCIALS — 13.8%
Capital Markets — 2.0%
	Bear Steams Co. Inc.:
100,000	Senior Notes, 7.250% due 2/1/18	96,397
140,000	Subordinated Notes, 5.550% due 1/22/17	120,415
90,000	Credit Suisse Guernsey Ltd., 5.860% due 5/15/17 (a)(g)	68,243
490,000	Kaupthing Bank HF, Senior Notes, 7.625% due 2/28/15 (c)(d)(e)†	458,640
80,000	Lehman Brothers Holdings E-Capital Trust 1, Notes, 3.589% due 8/19/65 (a)(f)	40
630,000	Lehman Brothers Holdings Inc., Medium-Term Notes, 6.750% due 12/28/17 (f)	3,150
	Morgan Stanley:
80,000	Medium-Term Notes, 3.235% due 10/18/16 (a)	52,232
600,000	Subordinated Notes, 4.750% due 4/1/14	318,393
20,000	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13 (c)	19,600

	Total Capital Markets	1,137,110

Commercial Banks — 3.2%
	Glitnir Banki HF:
190,000	Notes, 6.330% due 7/28/11 (c)†	150,389
170,000	Subordinated Notes, 6.693% due 6/15/16 (a)(c)†	90,042
	ICICI Bank Ltd., Subordinated Bonds:
120,000	6.375% due 4/30/22 (a)(c)	91,299
118,000	6.375% due 4/30/22 (a)(c)	81,568
See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value

Commercial Banks — 3.2% (continued)
$340,000	Landsbanki Islands HF, Senior Notes, 6.100% due 8/25/11 (c)†	$288,358
150,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (a)(c)(g)	111,492
120,000	Royal Bank of Scotland Group PLC, Bonds, 6.990% due 10/5/17 (a)(c)(g)	89,566
160,000	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16 (a)(c)	153,614
170,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (a)(c)(g)	71,362
80,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36 (a)	49,425
	TuranAlem Finance BV, Bonds:
270,000	8.250% due 1/22/37 (c)	151,875
210,000	8.250% due 1/22/37 (c)	118,125
510,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14	313,076
100,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	82,686

	Total Commercial Banks	1,842,877

Consumer Finance — 4.4%
120,000	American Express Co., Subordinated Debentures, 6.800% due 9/1/66 (a)	102,723
	Ford Motor Credit Co.:
	Notes:
650,000	7.375% due 10/28/09	522,697
410,000	7.875% due 6/15/10	313,076
	Senior Notes:
600,000	5.800% due 1/12/09	569,721
183,000	8.069% due 6/15/11(a)	133,323
	General Motors Acceptance Corp.:
20,000	Bonds, 8.000% due 11/1/31	7,555
	Notes:
10,000	7.250% due 3/2/11	4,732
375,000	6.875% due 9/15/11	167,410
460,000	6.625% due 5/15/12	194,875
175,000	6.750% due 12/1/14	67,232
70,000	Senior Notes, 5.850% due 1/14/09	59,830
	SLM Corp., Medium-Term Notes:
160,000	5.000% due 10/1/13	99,299
335,000	5.375% due 5/15/14	207,926
40,000	5.050% due 11/14/14	24,429
50,000	5.625% due 8/1/33	25,055

	Total Consumer Finance	2,499,883

Diversified Financial Services —3.5%
200,000	AGFC Capital Trust 1, 6.000% due 1/15/67 (a)(c)	53,777
160,000	Aiful Corp., Notes, 5.000% due 8/10/10 (c)	124,338
	Bank of America Corp.:
120,000	Notes, Preferred Securities, 8.000% due 1/30/18 (a)(g)	95,167
400,000	Subordinated Notes, 5.420% due 3/15/17	318,909
330,000	El Paso Performance-Linked Trust Certificates, Senior Notes, 7.750% due 7/15/11 (c)	335,819
300,000	General Electric Capital Corp., Subordinated Debentures, 6.375% due 11/15/67 (a)	243,145
	JPMorgan Chase & Co.:
130,000	5.150% due 10/1/15	117,107
	Subordinated Notes:
120,000	6.625% due 3/15/12	118,026
260,000	5.125% due 9/15/14	232,004
	Residential Capital LLC:
348,000	Junior Secured Notes, 9.625% due 5/15/15 (c)	85,260
See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value

Diversified Financial Services — 3.5% (continued)
$63,000	Senior Secured Notes, 8.500% due 5/15/10 (c)	$34,965
	TNK-BP Finance SA:
200,000	7.500% due 7/18/16 (c)	140,500
100,000	Senior Notes, 7.875% due 3/13/18 (c)	70,500
50,000	Vanguard Health Holdings Co., LLC, Senior Discount Notes, step bond to yield 9.378% due 10/1/15	43,500

	Total Diversified Financial Services	2,013,017

Insurance — 0.5%
	American International Group Inc.:
140,000	Junior Subordinated Debentures, 6.250% due 3/15/37	22,445
30,000	Medium-Term Notes, 5.850% due 1/16/18	15,080
270,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36	168,729
130,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (a)	100,140

	Total Insurance	306,394

Real Estate Management & Development — 0.1%
150,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15	51,750

Thrifts & Mortgage Finance — 0.1%
70,000	Countrywide Financial Corp., Medium-Term Notes, 2.931% due 1/5/09 (a)	69,063

	TOTAL FINANCIALS	7,920,094

HEALTH CARE — 1.0%
Health Care Providers & Services — 0.8%
50,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	47,750
65,000	DaVita Inc., Senior Notes, 6.625% due 3/15/13	62,075
	HCA Inc.:
	Senior Notes:
151,000	5.750% due 3/15/14	118,535
14,000	6.500% due 2/15/16	11,165
	Senior Secured Notes:
110,000	9.250% due 11/15/16	107,250
33,000	9.625% duel 1/15/16 (h)	31,432
	Tenet Healthcare Corp., Senior Notes:
75,000	7.375% due 2/1/13	68,625
15,000	6.875% due 11/15/31	10,275
10,000	WellPoint Inc., Senior Notes, 5.875% due 6/15/17	9,272

	Total Health Care Providers & Services	466,379

Pharmaceuticals — 0.2%
150,000	Wyeth, Notes, 5.950% due 4/1/37	135,688

	TOTAL HEALTH CARE	602,067

INDUSTRIALS — 1.0%
Aerospace & Defense — 0.4%
50,000	DRS Technologies Inc., Senior Subordinated Notes, 6.625% due 2/1/16	50,750
175,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	172,812

	Total Aerospace & Defense	223,562

Airlines — 0.4%
	Delta Air Lines Inc., Pass-Through Certificates:
200,000	7.570% due 11/18/10	181,000
93,494	6.821% due 8/10/22 (d)	74,561

	Total Airlines	255,561

Commercial Services & Supplies — 0.1%
50,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	51,250

See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value

Road & Rail — 0.1%
	Hertz Corp.:
$25,000	Senior Notes, 8.875% due 1/1/14	$21,688
10,000	Senior Subordinated Notes, 10.500% due 1/1/16	8,400

	Total Road & Rail	30,088

	TOTAL INDUSTRIALS	560,461

INFORMATION TECHNOLOGY — 0.6%
IT Services — 0.5%
250,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	254,092
50,000	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13	45,250

	Total IT Services	299,342

Office Electronics — 0.1%
50,000	Xerox Corp., Senior Notes, 6.400% due 3/15/16	46,632

	TOTAL INFORMATION TECHNOLOGY	345,974

MATERIALS — 1.8%
Chemicals — 0.3%
80,000	FMC Finance 111 SA, Senior Notes, 6.875% due 7/15/17	77,400
10,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14	6,200
75,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	77,625

	Total Chemicals	161,225

Containers & Packaging — 0.2%
	Graham Packaging Co. Inc.:
30,000	Senior Notes, 8.500% due 10/15/12	27,900
10,000	Senior Subordinated Notes, 9.875% due 10/15/14	8,750
75,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	68,250
25,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (d)(e)(f)	0

	Total Containers & Packaging	104,900

Metals & Mining — 1.0%
190,000	Evraz Group SA, Notes, 8.875% due 4/24/13 (c)	145,350
80,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	78,918
45,000	Steel Dynamics Inc., Senior Notes, 6.750% due 4/1/15	38,925
270,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	241,679
100,000	Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (c)	89,680

	Total Metals & Mining	594,552

Paper & Forest Products — 0.3%
190,000	Weyerhaeuser Co., Senior Notes, 6.750% due 3/15/12	187,926

	TOTAL MATERIALS	1,048,603

TELECOMMUNICATION SERVICES — 4.1%
Diversified Telecommunication Services — 3.0%
200,000	AT&T Inc., Global Notes, 5.500% due 2/1/18	178,418
30,000	Citizens Communications Co., Senior Notes, 7.875% due 1/15/27	22,650
260,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	232,268
200,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	209,672
40,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	30,400
120,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	104,400
425,000	Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15	354,263
345,000	Verizon Florida Inc., Senior Notes, 6.125% due 1/15/13	333,936
60,000	Verizon New York Inc., Senior Debentures, 6.875% due 4/1/12	60,044
190,000	Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13 (c)	151,196
See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value

Diversified Telecommunication Services — 3.0% (continued)
$45,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	$41,738

	Total Diversified Telecommunication Services	1,718,985

Wireless Telecommunication Services — 1.1%
80,000	America Movil SAB de CV, Senior Notes, 5.625% due 11/15/17	75,347
25,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12	24,750
	Nextel Communications Inc., Senior Notes:
160,000	6.875% due 10/31/13	108,868
205,000	7.375% due 8/1/15	135,377
325,000	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12	292,710

	Total Wireless Telecommunication Services	637,052

	TOTAL TELECOMMUNICATION SERVICES	2,356,037

UTILITIES — 3.9%
Electric Utilities — 0.9%
14,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12	14,192
195,000	Exelon Corp., Bonds, 5.625% due 6/15/35	151,710
285,000	FirstEnergy Corp., Notes, 7.375% due 11/15/31	265,680
130,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	115,097

	Total Electric Utilities	546,679

Independent Power Producers & Energy Traders — 3.0%
	AES Corp., Senior Notes:
93,000	9.375% due 9/15/10	93,465
17,000	7.750% due 3/1/14	15,895
50,000	7.750% due 10/15/15	45,625
280,000	8.000% due 10/15/17
	Dynegy Holdings Inc.:	254,100
25,000	Senior Debentures, 7.125% due 5/15/18	19,000
60,000	Senior Notes, 7.750% due 6/1/19
	Edison Mission Energy, Senior Notes:	48,300
110,000	7.200% due 5/15/19	97,350
20,000	7.625% due 5/15/27
	Energy Future Holdings, Senior Notes:	16,300
10,000	10.875% due l1/1/17 (c)	9,075
810,000	11.250% due l1/1/17 (c)(h)
	NRG Energy Inc., Senior Notes:	688,500
25,000	7.250% due 2/1/14	23,250
150,000	7.375% due 2/1/16
	TXU Corp., Senior Notes:	135,375
80,000	5.550% due 11/15/14	60,100
75,000	6.500% due 11/15/24	48,141
250,000	6.550% due 11/15/34	154,861

	Total Independent Power Producers & Energy Traders	1,709,337

	TOTAL UTILITIES	2,256,016

	TOTAL CORPORATE BONDS & NOTES
	(Cost — $26,821,216)	20,851,017

SOVEREIGN BONDS — 2.9%
Italy — 0.6%
325,000	Region of Lombardy, 5.804% due 10/25/32	365,596

Mexico — 0.9%
66,000	United Mexican States: 10.375% due 2/17/09	67,551
	Medium-Term Notes:
See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value

Mexico — 0.9% (continued)
$145,000	5.875% due 1/15/14	$146,269
270,000	5.625% due 1/15/17	264,330
56,000	6.750% due 9/27/34	56,420

	Total Mexico	534,570

Russia — 0.4%
175,000	Russian Federation, 11.000% due 7/24/18 (c)	238,437

Supranational — 1.0%
540,000	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12	563,867

	TOTAL SOVEREIGN BONDS
	(Cost — $1,628,991)	1,702,470

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 1.7%
U.S. Government Agencies — 1.2%
400,000	Farmer Mac, Guaranteed Trust, 5.125% due 4/19/17 (c)(d)	410,768
270,000	Tennessee Valley Authority, Bonds, 5.980% due 4/1/36	303,926

	Total U.S. Government Agencies	714,694

U.S. Government Obligations — 0.5%
	U.S. Treasury Bonds:
10,000	6.375% due 8/15/27	12,469
100,000	6.125% due 8/15/29 (i)	123,289
135,000	5.375% due 2/15/31 (i)	153,446

	Total U.S. Government Obligations	289,204

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $940,863)	1,003,898

Shares

COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
176,627	Home Interiors & Gifts Inc. (d)(e)*	0

INFORMATION TECHNOLOGY — 0.0%
Computers & Peripherals — 0.0%
1,014	Axiohm Transaction Solutions Inc. (d)(e)*	0

	TOTAL COMMON STOCKS
	(Cost — $65,741)	0

PREFERRED STOCKS — 0.1%
FINANCIALS — 0.1%
Thrifts & Mortgage Finance — 0.1%
10,000	Federal Home Loan Mortgage Corp. (FHLMC), 8.375% (a)(k)*	16,300
400	Federal National Mortgage Association (FNMA), 7.000% (a)(k)*	1,120
7,475	Federal National Mortgage Association (FNMA), 8.250% (a)(k)*	16,296

	TOTAL PREFERRED STOCKS
	(Cost — $458,155)	33,716

Contracts

PURCHASED OPTIONS — 0.1%
5,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow
	Jones CDX.NA.IG.10 Index, Put @ 1.40%, expires 12/22/08 (d)	10,600
4,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow
	Jones CDX.NA.IG. 10 Index, Put @ 1.45%, expires 12/22/08	8,000
15,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow
	Jones CDX.NA.IG.10 Index, Put @ 1.55%, expires 12/22/08 (d)	26,850
See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Contracts

	TOTAL PURCHASED OPTIONS
	(Cost — $39,000)	$45,450

Warrants

WARRANTS — 0.1%
1,250	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20(a)(d)*
	(Cost — $0)	44,687

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $80,380,353)	65,971,555

Face
Amount

SHORT-TERM INVESTMENTS — 13.4%
U.S. Government Agencies — 12.1%
	Federal Home Loan Bank (FHLB), Discount Notes:
$3,800,000	2.123% due 10/24/08 (j)	3,795,096
3,000,000	2.512% due 10/28/08 (j)	2,994,398
172,000	Federal National Mortgage Association (FNMA), Discount Notes, 1.825% - 2.665% due 12/15/08 (j)(i)(k)	171,113

	Total U.S. Government Agencies
	(Cost — $6,960,643)	6,960,607

Repurchase Agreement — 1.3%
779,000	Morgan Stanley tri-party repurchase agreement dated 9/30/08, 1.250% due
	10/1/08; Proceeds at maturity — $779,027; (Fully collateralized by U.S	.
	government agency obligation, 7.125% due 6/15/10; Market value — $813,332)
	(Cost — $779,000)	779,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $7,739,643)	7,739,607

	TOTAL INVESTMENTS — 128.2% (Cost — $88,119,996#)	73,711,162
	Liabilities in Excess of Other Assets — (28.2)%	(16,232,246)

	TOTAL NET ASSETS — 100.0%	$57,478,916

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at September 30,2008.

(b)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees unless otherwise noted.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

(e)	Illiquid security.

(f)	Security is currently in default.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Rate shown represents yield-to-maturity.

(k)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.

†	Subsequent to the reporting period, this security went into default.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008
Abbreviations used in this schedule:
GMAC — General Motors Acceptance Corp.
GSAMP — Goldman Sachs Alternative Mortgage Products
IO — Interest Only

Schedule of Written Options
		Expiration	Strike
Contracts	Security	Date	Price	Value

4	Eurodollar Futures, Call	9/14/09	$97.63	$2,575
21	Eurodollar Futures, Put	3/16/09	96.75	14,605
9	U.S. Treasury Bonds 10 Year Futures, Call	11/21/08	118.00	9,422
9	U.S. Treasury Notes 10 Year Futures, Call	11/21/08	117.00	10,969
9	U.S. Treasury Notes 10 Year Futures, Put	11/21/08	112.00	7,031

		Expiration	Strike
Notional Par		Date	Price	Value

800,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.IG.10 Index, Put	12/22/08	$2.05	8,000
800,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.IG.10 Index, Put*	12/22/08	2.05	8,800
1,000,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.IG.10 Index, Put*	12/22/08	1.97	11,800
2,200,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.IG.10 Index, Put*	12/22/08	2.05	24,200

	Total Written Options
	(Premiums Received — $73,734)			$97,402

* Valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Strategic Bond Portfolio (the “Portfolio”) is a separate diversified investment series of the Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(b) Financial Futures Contracts. The Portfolio may enter into financial futures contracts typically, but not necessarily, to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Portfolio recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(c) Stripped Securities. The Portfolio invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IO’s.
(d) Written Options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.
The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Loan Participations The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Notes to Schedule of Investments (unaudited) (continued)
(f) Securities Traded on a To-Be-Announced Basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days after purchase. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(g) Mortgage Dollar Rolls. The Portfolio may enter into dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Portfolio forgoes interest paid on the securities. The Portfolio is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Portfolio maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.
The Portfolio executes its mortgage dollar rolls entirely in the TBA market, where the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.
The risk of entering into a mortgage dollar roll is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.
(h) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(i) Credit and Market Risk. The Portfolio invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio.
Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

Notes to Schedule of Investments (unaudited) (continued)
(j) Swap Contracts. Swaps involve the exchange by the Portfolio with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices or securities. The Portfolio may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.
Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.
(k) Credit Default Swaps. The Portfolio may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Portfolio may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
(l) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investment Valuation
Effective January 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Notes to Schedule of Investments (unaudited) (continued)
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

				Significant
			Other Significant	Unobservable
	September 30,	Quoted Prices	Observable Inputs	Inputs
	2008	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$73,711,162	$33,715	$72,994,376	$683,071
Other Financial Instruments*	73,429	77,376	(3,947)	—

Total	$73,784,591	$111,091	$72,990,429	$683,071

* Other financial instruments may include options, futures, swaps and forward contracts.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of December 31, 2007	$15,914
Accrued Premiums/Discounts	—
Realized Gain (Loss)	519
Change in unrealized appreciation (depreciation)	(18,932)
Net purchases (sales)	77,061
Transfers in and/or out of Level 3	608,509

Balance as of September 30, 2008	$683,071

3. Investments
At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$406,491
Gross unrealized depreciation	(14,815,325)

Net unrealized depreciation	$(14,408,834)

At September 30, 2008, the Portfolio had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain (Loss)

Contracts to Buy:
Euribor	29	12/08	$9,757,266	$9,689,352	$(67,914)
Euribor	12	3/09	4,025,722	4,034,290	8,568
Eurodollar	12	12/08	2,906,847	2,896,350	(10,497)
Eurodollar	74	3/09	17,885,424	17,951,475	66,051
Eurodollar	4	6/09	961,070	969,600	8,530
Eurodollar	4	9/09	959,720	968,750	9,030
LIBOR	21	12/08	4,453,084	4,396,000	(57,084)
LIBOR	32	3/09	6,702,625	6,759,868	57,243
U.S. Treasury Bonds	70	12/08	8,202,176	8,202,031	(145)
U.S. Treasury 2-Year Notes	22	12/08	4,666,172	4,695,625	29,453

					43,235
Contracts to Sell:
U.S. Treasury 5-Year Notes	41	12/08	$4,582,302	$4,601,609	$(19,307)
U.S. Treasury 10-Year Notes	39	12/08	4,505,524	4,470,375	35,149

					15,842

Net Unrealized Gain on Open Futures Contracts					$59,077

Options on futures which trade on the EUREX and LIFFE exchanges are marked-to-market daily. Variation margin payments are received or made by the Fund periodically based on the fluctuation in value. The contract price is not paid at the time of purchase, but upon exercising the options. If exercised, the buyer is required to pay the original contract price to the seller net of the variation margin payments.
At September 30, 2008, the Portfolio held the following purchased options on futures:

	Number of	Strike	Expiration	Basis	Market	Unrealized
Security	Contracts	Price	Date	Value	Value	Gain

Euribor, Call	68	96.00EUR	12/15/08	$35,160	$63,383	$28,223

Notes to Schedule of Investments (unaudited) (continued)
During the period ended September 30, 2008, written option transactions for the Portfolio were as follows:

	Number of
	Contracts	Premiums

Written options, outstanding December 31, 2007	66	$48,264
Options written	6,000,152	138,432
Options closed	(142)	(98,952)
Options expired	(1,200,024)	(14,010)

Written options, outstanding September 30, 2008	4,800,052	$73,734

At September 30, 2008, the Portfolio held TBA securities with a total cost of $16,973,186.
At September 30, 2008, the Portfolio had the following open swap contracts:

			PERIODIC	PERIODIC
SWAP			PAYMENTS	PAYMENTS
COUNTERPARTY			MADE BY	RECEIVED BY	UNREALIZED
(REFERENCE	NOTIONAL	TERMINATION	THE	THE	APPRECIATION/
ENTITY)	AMOUNT	DATE	PORTFOLIO ‡	PORTFOLIO ‡	(DEPRECIATION)

Interest Rate Swaps:
Barclay’s Capital Inc.	$400,000	4/11/18	4.466%	6-Month EURIBOR	$9,606

Barclay’s Capital Inc.	1,800,000	4/11/10	6-Month EURIBOR	4.280%	(14,619)

Barclay’s Capital Inc.	300,000	4/14/18	4.440%	6-Month EURIBOR	8,037

Barclay’s Capital Inc.	1,400,000	4/14/10	6-Month EURIBOR	4.254%	(12,063)

Barclay’s Capital Inc.	300,000	5/12/10	6-Month EURIBOR	4.441%	(1,238)

Barclay’s Capital Inc.	1,240,000	9/27/20	4.910%	3-Month LIBOR	(5,068)

Barclay’s Capital Inc.	5,200,000	9/27/12	3-Month LIBOR	4.520%	747

					(14,598)

Credit Default Swaps:
Credit Suisse First	$389,932	7/25/45	(a )	0.180% monthly	$(7,243)
Boston Inc.
(ABX.HE.AAA)*
Lehman Brothers Inc.	1,200,000	12/20/12	(a )	0.600% quarterly	10,488
(CDX North America
Crossover Index) **
Lehman Brothers Inc.	2,300,000	6/20/13	(a )	3.500% quarterly	21,136
(CDX North America
Crossover Index) **
Credit Suisse First	300,000	3/22/47	(a )	0.960% monthly	15
Boston Inc. (CMBX)*

					24,396

Net unrealized appreciation on open swap contracts					$9,798

‡	Percentage shown is an annual percentage rate.

*	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

**	Subsequent to the reporting period, Lehman Brothers Inc., the Swap counterparty, filed for Chapter 11 bankruptcy.
(a) As a seller of protection, the Portfolio will pay an amount up to the notional value of the swap, and in certain instances take delivery of the security if a credit event occurs.

Notes to Schedule of Investments (unaudited) (continued)
4. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Income Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: November 25, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: November 25, 2008

By:	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer
Date: November 25, 2008